Consolidated Statements Of Partners' Capital (USD $) In Thousands	Total	Common Units	Accumulated Other Comprehensive Income (loss)	Noncontrolling interests of PVR
Balance, value at Dec. 31, 2010	$ 434,650	$ 213,646	$ 159	$ 220,845
Balance, shares at Dec. 31, 2010		38,293
Unit-based compensation, value	4,930	4,930
Unit-based compensation, shares		4
Costs associated with merger	(10,997)	(10,997)
Units issued to acquire non-controlling interests		204,537	250	(204,787)
Units issued to acquire non-controlling interests, shares		32,665
Distributions paid	(30,633)	(15,239)		(15,394)
Net income (loss)	7,511	8,175		(664)
Other comprehensive income (loss)	189		189
Balance, value at Mar. 31, 2011	405,650	405,052	598
Balance, shares at Mar. 31, 2011		70,962
Balance, value at Dec. 31, 2011	581,704	580,961	743
Balance, shares at Dec. 31, 2011		79,033
Unit-based compensation, value	1,406	1,406
Unit-based compensation, shares		49
Distributions paid	(40,418)	(40,418)
Net income (loss)	(110,344)	(110,344)
Other comprehensive income (loss)	(147)		(147)
Balance, value at Mar. 31, 2012	$ 432,201	$ 431,605	$ 596
Balance, shares at Mar. 31, 2012		79,082